STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

July 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.3%
Automobiles & Components - 1.9%
Aptiv	18,411	[a]	3,071,875
BorgWarner	15,670		767,517
Ford Motor	266,586	[a]	3,718,875
General Motors	86,690	[a]	4,927,460
Tesla	51,932	[a]	35,687,670
			48,173,397
Banks - 4.0%
Bank of America	507,785		19,478,633
Citigroup	138,898		9,392,283
Citizens Financial Group	29,602		1,248,020
Comerica	9,413		646,297
Fifth Third Bancorp	46,509		1,687,812
First Republic Bank	12,130		2,365,593
Huntington Bancshares	92,494		1,302,316
JPMorgan Chase & Co.	203,971		30,958,718
KeyCorp	65,023		1,278,352
M&T Bank	8,948		1,197,690
People's United Financial	28,144		441,861
Regions Financial	66,684		1,283,667
SVB Financial Group	3,633	[a]	1,998,005
The PNC Financial Services Group	28,726		5,239,910
Truist Financial	91,267		4,967,663
U.S. Bancorp	90,793		5,042,643
Wells Fargo & Co.	278,000		12,771,320
Zions Bancorp	10,872		566,975
			101,867,758
Capital Goods - 5.7%
3M	39,272		7,773,500
A.O. Smith	9,109		640,636
Allegion	6,379		871,371
AMETEK	15,907		2,211,868
Carrier Global	54,331		3,001,788
Caterpillar	36,989		7,647,476
Cummins	10,051		2,332,837
Deere & Co.	20,937		7,570,610
Dover	9,861		1,647,970
Eaton	26,931		4,256,445
Emerson Electric	40,073		4,042,965
Fastenal	39,615		2,169,714

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Capital Goods - 5.7% (continued)
Fortive	22,714		1,650,399
Fortune Brands Home & Security	9,241		900,720
Generac Holdings	4,240	[a]	1,778,086
General Dynamics	15,246		2,988,673
General Electric	594,672		7,701,002
Honeywell International	46,688		10,915,188
Howmet Aerospace	25,986		852,861
Huntington Ingalls Industries	2,896		594,056
IDEX	5,201		1,179,015
Illinois Tool Works	19,228		4,358,411
Ingersoll Rand	25,751	[a]	1,258,451
Johnson Controls International	47,817		3,415,090
L3Harris Technologies	13,661		3,097,495
Lockheed Martin	16,402		6,096,131
Masco	16,481		984,081
Northrop Grumman	9,997		3,629,111
Otis Worldwide	27,814		2,490,744
PACCAR	23,376		1,939,974
Parker-Hannifin	8,713		2,718,717
Pentair	11,243	[b]	828,272
Quanta Services	9,867		896,910
Raytheon Technologies	101,775		8,849,336
Rockwell Automation	7,703		2,368,056
Roper Technologies	7,184		3,529,787
Snap-on	3,689		804,128
Stanley Black & Decker	11,108		2,188,831
Teledyne Technologies	3,112	[a]	1,409,020
Textron	15,251		1,052,472
The Boeing Company	37,219	[a]	8,429,359
Trane Technologies	16,105		3,279,139
TransDigm Group	3,776	[a]	2,420,756
United Rentals	4,863	[a]	1,602,602
W.W. Grainger	2,950		1,311,511
Westinghouse Air Brake Technologies	12,482		1,059,347
Xylem	12,229		1,539,020
			144,283,931
Commercial & Professional Services - .8%
Cintas	5,942		2,342,218
Copart	14,106	[a]	2,073,582
Equifax	8,197		2,136,138
IHS Markit	24,943		2,914,340
Jacobs Engineering Group	8,903		1,204,131
Leidos Holdings	8,880		945,010
Nielsen Holdings	24,601		582,798

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Commercial & Professional Services - .8% (continued)
Republic Services	14,591		1,726,991
Robert Half International	7,536		740,111
Rollins	16,116		617,726
Verisk Analytics	10,729		2,037,866
Waste Management	25,938		3,845,568
			21,166,479
Consumer Durables & Apparel - 1.2%
D.R. Horton	22,593		2,156,050
Garmin	10,023		1,575,616
Hanesbrands	25,020		456,865
Hasbro	8,755		870,597
Leggett & Platt	9,783		469,877
Lennar, Cl. A	18,709		1,967,251
Mohawk Industries	3,963	[a]	772,389
Newell Brands	25,016		619,146
NIKE, Cl. B	86,290		14,454,438
NVR	224	[a]	1,169,862
PulteGroup	17,864		980,198
PVH	4,675	[a]	489,099
Ralph Lauren	3,183		361,334
Tapestry	19,155	[a]	810,257
Under Armour, Cl. A	13,931	[a]	284,889
Under Armour, Cl. C	11,961	[a]	209,557
VF	21,890		1,755,578
Whirlpool	4,285		949,299
			30,352,302
Consumer Services - 2.0%
Booking Holdings	2,777	[a]	6,049,028
Caesars Entertainment	14,048	[a]	1,227,233
Carnival	54,008	[a,b]	1,169,273
Chipotle Mexican Grill	1,917	[a]	3,572,214
Darden Restaurants	9,015		1,315,108
Domino's Pizza	2,648		1,391,498
Expedia Group	9,487	[a]	1,526,174
Hilton Worldwide Holdings	19,177	[a]	2,520,817
Las Vegas Sands	22,807	[a]	965,876
Marriott International, Cl. A	17,951	[a]	2,620,487
McDonald's	50,178		12,178,702
MGM Resorts International	28,344		1,063,750
Norwegian Cruise Line Holdings	25,213	[a,b]	605,868
Penn National Gaming	10,027	[a]	685,646
Royal Caribbean Cruises	15,280	[a]	1,174,574
Starbucks	79,861		9,697,521
Wynn Resorts	7,165	[a]	704,534

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Consumer Services - 2.0% (continued)
Yum! Brands	20,354		2,674,312
			51,142,615
Diversified Financials - 5.0%
American Express	43,678		7,448,409
Ameriprise Financial	7,669		1,975,228
Berkshire Hathaway, Cl. B	127,728	[a]	35,545,425
BlackRock	9,528		8,262,396
Capital One Financial	30,225		4,887,382
Cboe Global Markets	7,478		885,919
CME Group	24,314		5,157,729
Discover Financial Services	20,263		2,519,096
Franklin Resources	18,256		539,465
Intercontinental Exchange	37,650		4,511,599
Invesco	26,305		641,316
MarketAxess Holdings	2,608		1,239,243
Moody's	10,880		4,090,880
Morgan Stanley	99,998		9,597,808
MSCI	5,646		3,364,790
Nasdaq	7,944		1,483,383
Northern Trust	14,451		1,630,795
Raymond James Financial	8,276		1,071,576
S&P Global	16,311		6,992,852
State Street	23,984		2,089,966
Synchrony Financial	36,526		1,717,453
T. Rowe Price Group	15,395		3,143,043
The Bank of New York Mellon	55,171		2,831,927
The Charles Schwab	101,474		6,895,158
The Goldman Sachs Group	22,850		8,566,008
			127,088,846
Energy - 2.5%
APA	24,847		465,881
Baker Hughes	47,842		1,016,164
Cabot Oil & Gas	29,428		470,848
Chevron	130,025		13,237,845
ConocoPhillips	90,411		5,068,441
Devon Energy	40,507		1,046,701
Diamondback Energy	11,225		865,784
EOG Resources	39,842		2,902,888
Exxon Mobil	284,986		16,406,644
Halliburton	59,611		1,232,755
Hess	18,937		1,447,544
Kinder Morgan	131,301		2,282,011
Marathon Oil	51,681		598,983
Marathon Petroleum	42,339		2,337,960

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Energy - 2.5% (continued)
NOV	28,667	[a]	395,891
Occidental Petroleum	55,436		1,446,880
ONEOK	30,868		1,604,210
Phillips 66	29,086		2,135,785
Pioneer Natural Resources	15,689		2,280,710
Schlumberger	94,465		2,723,426
The Williams Companies	82,761		2,073,163
Valero Energy	27,876		1,866,856
			63,907,370
Food & Staples Retailing - 1.3%
Costco Wholesale	29,731		12,776,005
Sysco	34,459		2,556,858
The Kroger Company	51,237		2,085,346
Walgreens Boots Alliance	48,386		2,281,400
Walmart	92,360		13,165,918
			32,865,527
Food, Beverage & Tobacco - 3.0%
Altria Group	124,056		5,959,650
Archer-Daniels-Midland	37,070		2,213,820
Brown-Forman, Cl. B	12,435		881,890
Campbell Soup	13,732		600,363
Conagra Brands	33,641		1,126,637
Constellation Brands, Cl. A	11,237		2,520,909
General Mills	40,523		2,385,184
Hormel Foods	19,598		908,955
Kellogg	16,417	[b]	1,040,181
Lamb Weston Holdings	10,448		697,613
McCormick & Co.	17,132		1,442,000
Molson Coors Beverage, Cl. B	13,142		642,512
Mondelez International, Cl. A	94,169		5,957,131
Monster Beverage	24,546	[a]	2,315,179
PepsiCo	92,955		14,589,287
Philip Morris International	104,763		10,485,729
The Coca-Cola Company	261,094		14,890,191
The Hershey Company	9,850		1,761,968
The J.M. Smucker Company	7,705	[b]	1,010,203
The Kraft Heinz Company	44,657		1,717,955
Tyson Foods, Cl. A	19,793		1,414,408
			74,561,765
Health Care Equipment & Services - 6.4%
Abbott Laboratories	120,245		14,547,240
ABIOMED	3,130	[a]	1,023,948
Align Technology	4,862	[a]	3,382,980
AmerisourceBergen	10,360		1,265,681

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Health Care Equipment & Services - 6.4% (continued)
Anthem	16,600		6,374,566
Baxter International	34,562		2,673,371
Becton Dickinson & Co.	19,671		5,030,858
Boston Scientific	94,998	[a]	4,331,909
Cardinal Health	18,919		1,123,410
Centene	39,543	[a]	2,713,045
Cerner	20,750		1,668,092
Cigna	22,990		5,275,975
CVS Health	88,920		7,323,451
Danaher	43,011		12,795,342
DaVita	4,747	[a]	570,827
Dentsply Sirona	14,943		986,836
DexCom	6,439	[a]	3,319,369
Edwards Lifesciences	42,251	[a]	4,743,520
HCA Healthcare	17,558		4,357,896
Henry Schein	9,981	[a]	799,977
Hologic	17,956	[a]	1,347,418
Humana	8,621		3,671,339
IDEXX Laboratories	5,697	[a]	3,865,585
Intuitive Surgical	7,979	[a]	7,910,859
Laboratory Corp. of America Holdings	6,643	[a]	1,967,324
McKesson	10,708		2,182,612
Medtronic	90,469		11,879,484
Quest Diagnostics	8,536		1,210,405
ResMed	9,915		2,694,897
Steris	6,045		1,317,508
Stryker	22,173		6,007,553
Teleflex	3,125		1,241,969
The Cooper Companies	3,424		1,444,140
UnitedHealth Group	63,571		26,205,238
Universal Health Services, Cl. B	5,130		822,903
West Pharmaceutical Services	4,980		2,050,415
Zimmer Biomet Holdings	14,355		2,345,894
			162,473,836
Household & Personal Products - 1.6%
Church & Dwight	16,433		1,422,769
Colgate-Palmolive	57,450		4,567,275
Kimberly-Clark	22,828		3,098,216
The Clorox Company	8,512		1,539,736
The Estee Lauder Companies, Cl. A	15,553		5,192,058
The Procter & Gamble Company	164,885		23,451,594
			39,271,648
Insurance - 1.8%
Aflac	43,451		2,389,805

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Insurance - 1.8% (continued)
American International Group	58,427		2,766,518
Aon, Cl. A	15,064	[b]	3,917,092
Arthur J. Gallagher & Co.	13,711		1,910,079
Assurant	4,072		642,602
Chubb	30,493		5,145,389
Cincinnati Financial	10,309		1,215,225
Everest Re Group	2,673		675,815
Globe Life	6,682		622,161
Lincoln National	12,244		754,475
Loews	15,960		855,935
Marsh & McLennan	34,407		5,065,399
MetLife	50,812		2,931,852
Principal Financial Group	17,547		1,090,195
Prudential Financial	26,810		2,688,507
The Allstate	19,913		2,589,686
The Hartford Financial Services Group	24,008		1,527,389
The Progressive	39,624		3,770,620
The Travelers Companies	17,244		2,567,976
Unum Group	14,589		399,739
W.R. Berkley	9,703		709,969
Willis Towers Watson	8,693		1,791,453
			46,027,881
Materials - 2.6%
Air Products & Chemicals	14,802		4,307,826
Albemarle	7,565		1,558,693
Amcor	100,762		1,164,809
Avery Dennison	5,729		1,206,986
Ball	21,703		1,755,339
Celanese	7,643		1,190,550
CF Industries Holdings	14,068		664,713
Corteva	48,864		2,090,402
Dow	51,028		3,171,900
DuPont de Nemours	36,373		2,729,794
Eastman Chemical	9,308		1,049,198
Ecolab	16,816		3,713,477
FMC	8,895		951,320
Freeport-McMoRan	99,973		3,808,971
International Flavors & Fragrances	16,818		2,533,464
International Paper	27,011		1,560,155
Linde	34,965		10,747,891
LyondellBasell Industries, Cl. A	17,324		1,720,793
Martin Marietta Materials	4,216		1,531,673
Newmont	54,143		3,401,263
Nucor	20,281		2,109,630

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Materials - 2.6% (continued)
Packaging Corp. of America	6,457		913,666
PPG Industries	16,000		2,616,320
Sealed Air	9,613		545,538
The Mosaic Company	22,936		716,291
The Sherwin-Williams Company	16,012		4,659,972
Vulcan Materials	9,011		1,621,890
WestRock	17,766		874,265
			64,916,789
Media & Entertainment - 9.8%
Activision Blizzard	52,466		4,387,207
Alphabet, Cl. A	20,273	[a]	54,626,207
Alphabet, Cl. C	19,195	[a]	51,911,342
Charter Communications, Cl. A	9,240	[a]	6,875,022
Comcast, Cl. A	308,651		18,157,938
Discovery, Cl. A	10,812	[a,b]	313,656
Discovery, Cl. C	20,238	[a]	548,652
DISH Network, Cl. A	16,540	[a]	692,861
Electronic Arts	19,669		2,831,549
Facebook, Cl. A	161,531	[a]	57,553,495
Fox, Cl. A	21,030		749,930
Fox, Cl. B	11,206		372,487
Live Nation Entertainment	9,853	[a,b]	777,303
Netflix	29,842	[a]	15,445,324
News Corporation, Cl. A	27,629		680,502
News Corporation, Cl. B	8,955		210,532
Omnicom Group	14,773		1,075,770
Take-Two Interactive Software	7,724	[a]	1,339,496
The Interpublic Group of Companies	27,728		980,462
The Walt Disney Company	122,360	[a]	21,537,807
Twitter	54,462	[a]	3,798,724
ViacomCBS, Cl. B	40,336		1,650,952
			246,517,218
Pharmaceuticals Biotechnology & Life Sciences - 6.9%
AbbVie	118,829		13,819,813
Agilent Technologies	20,221		3,098,464
Amgen	38,607		9,325,135
Biogen	10,052	[a]	3,284,290
Bio-Rad Laboratories, Cl. A	1,466	[a]	1,084,122
Bristol-Myers Squibb	150,145		10,190,341
Catalent	11,448	[a]	1,371,585
Charles River Laboratories International	3,404	[a]	1,385,156
Eli Lilly & Co.	53,539		13,036,746
Gilead Sciences	85,127		5,813,323
Illumina	9,771	[a]	4,843,973

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 6.9% (continued)
Incyte	12,994	[a]	1,005,086
IQVIA Holdings	13,091	[a]	3,242,641
Johnson & Johnson	177,430		30,553,446
Merck & Co.	170,334		13,093,575
Mettler-Toledo International	1,576	[a]	2,322,567
Moderna	20,106	[a]	7,109,482
Organon & Co.	17,175	[a]	498,247
PerkinElmer	7,685		1,400,438
Perrigo	8,633		414,643
Pfizer	378,661		16,210,477
Regeneron Pharmaceuticals	6,999	[a]	4,021,695
Thermo Fisher Scientific	26,442		14,278,944
Vertex Pharmaceuticals	17,274	[a]	3,482,093
Viatris	81,515		1,146,916
Waters	4,167	[a]	1,624,338
Zoetis	32,191		6,525,116
			174,182,652
Real Estate - 2.6%
Alexandria Real Estate Equities	9,305	[c]	1,873,469
American Tower	30,552	[c]	8,640,106
AvalonBay Communities	9,433	[c]	2,149,120
Boston Properties	9,681	[c]	1,136,356
CBRE Group, Cl. A	22,870	[a]	2,206,040
Crown Castle International	28,971	[c]	5,594,010
Digital Realty Trust	18,984	[c]	2,926,573
Duke Realty	25,538	[c]	1,299,373
Equinix	5,997	[c]	4,919,999
Equity Residential	23,062	[c]	1,940,206
Essex Property Trust	4,492	[c]	1,473,825
Extra Space Storage	8,891	[c]	1,548,279
Federal Realty Investment Trust	4,779	[c]	561,676
Healthpeak Properties	37,323	[c]	1,379,831
Host Hotels & Resorts	47,959	[a,c]	763,987
Iron Mountain	19,549	[c]	855,464
Kimco Realty	28,508	[c]	608,076
Mid-America Apartment Communities	7,650	[c]	1,477,215
Prologis	50,110	[c]	6,416,084
Public Storage	10,402	[c]	3,250,417
Realty Income	24,381	[c]	1,713,740
Regency Centers	10,320	[c]	675,031
SBA Communications	7,437	[c]	2,535,943
Simon Property Group	22,463	[c]	2,842,019
UDR	19,910	[c]	1,094,851

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Real Estate - 2.6% (continued)
Ventas	25,993	[c]	1,553,862
Vornado Realty Trust	10,461	[c]	455,054
Welltower	28,478	[c]	2,473,599
Weyerhaeuser	51,538	[c]	1,738,377
			66,102,582
Retailing - 6.9%
Advance Auto Parts	4,608		977,172
Amazon.com	28,909	[a]	96,197,299
AutoZone	1,434	[a]	2,328,199
Bath & Body Works	16,421		1,314,829
Best Buy	14,701		1,651,657
CarMax	10,883	[a]	1,457,778
Dollar General	15,765		3,667,570
Dollar Tree	15,792	[a]	1,575,884
eBay	43,909		2,995,033
Etsy	8,262	[a]	1,516,160
Genuine Parts	9,919		1,258,919
LKQ	18,974	[a]	962,931
Lowe's	47,496		9,152,004
O'Reilly Automotive	4,643	[a]	2,803,629
Pool	2,755		1,316,394
Ross Stores	24,283		2,979,281
Target	33,224		8,673,125
The Gap	14,470		422,090
The Home Depot	71,612		23,502,342
The TJX Companies	81,330		5,596,317
Tractor Supply	7,575		1,370,545
Ulta Beauty	3,585	[a]	1,203,843
			172,923,001
Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices	82,139	[a]	8,722,340
Analog Devices	24,959	[b]	4,178,636
Applied Materials	62,242		8,709,523
Broadcom	27,466		13,331,996
Enphase Energy	8,552	[a]	1,621,459
Intel	271,738		14,597,765
KLA	10,219		3,557,847
Lam Research	9,560		6,093,640
Maxim Integrated Products	18,191	[a]	1,817,463
Microchip Technology	18,204		2,605,356
Micron Technology	75,817	[a]	5,881,883
Monolithic Power Systems	2,705		1,215,248
NVIDIA	167,924		32,743,501
NXP Semiconductors	18,684		3,856,191

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Semiconductors & Semiconductor Equipment - 5.5% (continued)
Qorvo	7,594	[a]	1,439,746
Qualcomm	75,831		11,359,484
Skyworks Solutions	11,096		2,047,323
Teradyne	11,462		1,455,674
Texas Instruments	62,455		11,905,172
Xilinx	16,966		2,542,185
			139,682,432
Software & Services - 14.2%
Accenture, Cl. A	42,761		13,584,314
Adobe	32,184	[a]	20,006,540
Akamai Technologies	11,356	[a]	1,361,812
Ansys	5,989	[a]	2,206,707
Autodesk	14,715	[a]	4,725,428
Automatic Data Processing	28,523		5,979,276
Broadridge Financial Solutions	8,059		1,398,156
Cadence Design Systems	18,810	[a]	2,777,296
Citrix Systems	8,533		859,700
Cognizant Technology Solutions, Cl. A	36,307		2,669,654
DXC Technology	18,152	[a]	725,717
Fidelity National Information Services	42,094		6,274,111
Fiserv	40,452	[a]	4,656,430
FLEETCOR Technologies	5,673	[a]	1,464,882
Fortinet	9,118	[a]	2,482,284
Gartner	5,662	[a]	1,498,901
Global Payments	19,970		3,862,398
International Business Machines	60,612		8,543,868
Intuit	18,360		9,730,249
Jack Henry & Associates	5,234		911,187
Mastercard, Cl. A	58,913		22,736,883
Microsoft	507,948		144,719,465
NortonLifeLock	38,747		961,701
Oracle	122,124		10,641,885
Paychex	21,302		2,424,594
Paycom Software	3,424	[a]	1,369,600
PayPal Holdings	79,123	[a]	21,800,760
PTC	6,491	[a]	879,206
salesforce.com	64,607	[a]	15,630,372
ServiceNow	13,290	[a]	7,813,058
Synopsys	10,412	[a]	2,998,552
The Western Union Company	27,429		636,627
Tyler Technologies	2,710	[a]	1,335,054
Verisign	6,676	[a]	1,444,486

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.3% (continued)
Software & Services - 14.2% (continued)
Visa, Cl. A	113,973	[b]	28,081,807
			359,192,960
Technology Hardware & Equipment - 7.9%
Amphenol, Cl. A	40,965		2,969,553
Apple	1,057,949		154,312,441
Arista Networks	3,794	[a]	1,443,200
CDW	9,466		1,735,591
Cisco Systems	283,596		15,702,711
Corning	51,784		2,167,678
F5 Networks	3,826	[a]	790,107
Hewlett Packard Enterprise	90,294		1,309,263
HP	79,792		2,303,595
IPG Photonics	2,623	[a]	572,234
Juniper Networks	21,577		607,177
Keysight Technologies	12,666	[a]	2,084,190
Motorola Solutions	11,669		2,612,922
NetApp	15,233		1,212,394
Seagate Technology Holdings	14,126		1,241,675
TE Connectivity	22,643		3,339,163
Trimble	16,575	[a]	1,417,163
Western Digital	21,065	[a]	1,367,750
Zebra Technologies, Cl. A	3,597	[a]	1,987,271
			199,176,078
Telecommunication Services - 1.4%
AT&T	480,352		13,473,874
Lumen Technologies	66,300	[b]	826,761
T-Mobile US	39,571	[a]	5,699,015
Verizon Communications	278,624		15,541,647
			35,541,297
Transportation - 1.8%
Alaska Air Group	8,167	[a]	473,931
American Airlines Group	43,379	[a,b]	884,064
C.H. Robinson Worldwide	8,895		793,167
CSX	152,109		4,916,163
Delta Air Lines	43,506	[a]	1,735,889
Expeditors International of Washington	11,473		1,471,412
FedEx	16,342		4,574,943
J.B. Hunt Transport Services	5,699		959,997
Kansas City Southern	6,252		1,674,286
Norfolk Southern	17,056		4,397,548
Old Dominion Freight Line	6,446		1,734,941
Southwest Airlines	40,825	[a]	2,062,479
Union Pacific	44,645		9,766,540
United Airlines Holdings	20,612	[a]	962,993

Description		Shares		Value ($)
Common Stocks - 99.3% (continued)
Transportation - 1.8% (continued)
United Parcel Service, Cl. B		48,821		9,342,387
				45,750,740
Utilities - 2.5%
Alliant Energy		17,035		997,059
Ameren		17,408		1,460,879
American Electric Power		33,982		2,994,494
American Water Works		12,506		2,127,396
Atmos Energy		8,517		839,691
CenterPoint Energy		37,084		944,159
CMS Energy		19,691		1,216,707
Consolidated Edison		23,313		1,719,800
Dominion Energy		54,511		4,081,239
DTE Energy		13,033		1,529,032
Duke Energy		52,060		5,472,027
Edison International		26,081		1,421,414
Entergy		13,981		1,438,925
Evergy		15,798		1,030,346
Eversource Energy		23,663		2,041,407
Exelon		66,807		3,126,568
FirstEnergy		37,815		1,449,071
NextEra Energy		132,963		10,357,818
NiSource		28,283		700,570
NRG Energy		16,034		661,242
Pinnacle West Capital		7,985		667,147
PPL		50,591		1,435,267
Public Service Enterprise Group		34,851		2,168,778
Sempra Energy		21,399		2,795,779
The AES		46,364		1,098,826
The Southern Company		70,807		4,522,443
WEC Energy Group		21,757		2,048,204
Xcel Energy		36,273		2,475,632
				62,821,920
Total Common Stocks (cost $501,412,492)				2,509,991,024
	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $14,085,323)	0.05	14,085,323	[d]	14,085,323

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $720,649)	0.01	720,649	[d]	720,649
Total Investments (cost $516,218,464)		99.9%		2,524,796,996
Cash and Receivables (Net)		.1%		1,427,601
Net Assets		100.0%		2,526,224,597

a Non-income producing security.

b Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $40,541,682 and the value of the collateral was $41,733,426, consisting of cash collateral of $720,649 and U.S. Government & Agency securities valued at $41,012,777.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon S&P 500 Index Fund

July 31, 2021 (Unaudited)

The following is a summary of the inputs used as of July 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investment in Securities: †
Equity Securities- Common Stocks	2,509,991,024	-	-	2,509,991,024
Investment Companies	14,805,972	-	-	14,805,972
Other Financial Instruments:
Futures††	78,081	-	-	78,081

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation at period end.

STATEMENT OF FUTURES
BNY Mellon S&P 500 Index Fund

July 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
Standard & Poor's 500 E-mini	77	9/17/2021	16,821,494	16,899,575	78,081
Gross Unrealized Appreciation				78,081

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At July 31, 2021, accumulated net unrealized appreciation on investments was $2,008,578,532, consisting of $2,020,705,503 gross unrealized appreciation and $12,123,971 gross unrealized depreciation.

At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.